Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table sets forth SEC required information with respect to the Company’s financial performance and the compensation paid to our Principle Executive Officer(s) (each, a PEO) and our non-PEO
NEOs for the fiscal years ended on December 31,
2020
, December 31, 2021 and December 31, 2022.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR OUTGOING PEO (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR INCOMING PEO (3)	COMPENSATION ACTUALLY PAID TO OUTGOING PEO (1)(2)(5)(7)	COMPENSATION ACTUALLY PAID TO INCOMING PEO (3)(5)(8)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (4)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (4)(5)(9)	TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (10)	ADJUSTED PROPERTY EBITDAR (11)

2022	$7,830,157	$12,229,087	$(698,593)	$6,644,349	$5,265,417	$5,161,405	$59.91	$58.28	$(423,856,000)	$725,387,000

2021	$12,928,747	-	$7,935,501	-	$6,936,390	$7,397,174	$61.77	$78.17	$(755,786,000)	$569,441,000

2020	$24,571,980	-	$7,387,812	-	$5,210,698	$4,256,704	$81.96	$89.66	$(2,067,245,000)	$(324,305,000)
(1) Effective February 1, 2022, Mr. Billings succeeded Mr. Maddox as the Company’s Chief Executive Officer and the Principal Executive Officer. For the year 2022, the amounts set forth in these columns reflect Mr. Maddox’s compensation for the period between January 1, 2022 and January 31, 2022, including severance. Mr. Maddox was the PEO of the Company for fiscal years 2021 and 2020.

(2) For the year 2022, compensation information for Mr. Maddox includes consideration of the terms set forth in the Maddox Transition Agreement, including forfeitures
. See “Summary Compensation Table” section for more detail.
(3) The amounts set forth in these columns reflect Mr. Billings’ total compensation for the year 2022, including compensation as the Company’s Chief Financial Officer for the period between January 1, 2022 and January 31, 2022.
(4) Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of Non-PEO NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022, Ms. Cameron-Doe was appointed as the Company’s Chief Financial Officer and was named a NEO. For 2022, the Company’s NEOs were Ms. Cameron-Doe, who joined the Company on April 18, 2022, and Ms. Whittemore. For the year 2021 and 2020, the Company’s NEOs were Mr. Billings and Ms. Whittemore.
(5) The amounts set forth in these columns reflect the remeasurement of equity awards at the vesting date or if not vested at December 31 st
of each respective year computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant other than the stock price of a subsidiary used in the valuation of subsidiary stock options. NEOs do not receive pension benefits.
(6) The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s Peer Group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
(7) The “Compensation Actually Paid” to the outgoing PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(2,111,462)
represents a change in fair value of equity awards at the vesting date, and $
(6,417,288
) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $
(4,993,246
) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(10,816,043
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options, and $
(6,368,125
) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to the incoming PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(5,584,738
) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options.

(9) The “Compensation Actually Paid” to the non-PEOs reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options, and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(ii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(953,994
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options.
(10) The dollar amounts reported represent the amount of net income reflected in the Compan
y’s audit
ed financial statements for the applicable year.
(11) See “2022 Highlights” for a definition of Adjusted Property EBITDAR.

Company Selected Measure Name	Adjusted Property EBITDAR
Named Executive Officers, Footnote [Text Block]	Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of Non-PEO NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022, Ms. Cameron-Doe was appointed as the Company’s Chief Financial Officer and was named a NEO. For 2022, the Company’s NEOs were Ms. Cameron-Doe, who joined the Company on April 18, 2022, and Ms. Whittemore. For the year 2021 and 2020, the Company’s NEOs were Mr. Billings and Ms. Whittemore.
Peer Group Issuers, Footnote [Text Block]	The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s Peer Group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]
(7) The “Compensation Actually Paid” to the outgoing PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(2,111,462)
represents a change in fair value of equity awards at the vesting date, and $
(6,417,288
) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $
(4,993,246
) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(10,816,043
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options, and $
(6,368,125
) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to the incoming PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(5,584,738
) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options.

(9) The “Compensation Actually Paid” to the non-PEOs reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options, and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(ii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(953,994
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options.

Non-PEO NEO Average Total Compensation Amount	$ 5,265,417	$ 6,936,390	$ 5,210,698
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,161,405	7,397,174	4,256,704
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7) The “Compensation Actually Paid” to the outgoing PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(2,111,462)
represents a change in fair value of equity awards at the vesting date, and $
(6,417,288
) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $
(4,993,246
) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(10,816,043
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options, and $
(6,368,125
) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to the incoming PEO reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $
(5,584,738
) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options.

(9) The “Compensation Actually Paid” to the non-PEOs reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:
(i) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options, and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(ii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options; and
(iii) For the 2020 fiscal year, $
(953,994
) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between executive compensa
tion
and performance
The following chart outlines the relationship among the Company’s key performance metrics and the aggregate “total compensation actually paid” to all NEOs for each applicable fiscal year.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between executive compensa
tion
and performance
The following chart outlines the relationship among the Company’s key performance metrics and the aggregate “total compensation actually paid” to all NEOs for each applicable fiscal year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between executive compensa
tion
and performance
The following chart outlines the relationship among the Company’s key performance metrics and the aggregate “total compensation actually paid” to all NEOs for each applicable fiscal year.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between executive compensa
tion
and performance
The following chart outlines the relationship among the Company’s key performance metrics and the aggregate “total compensation actually paid” to all NEOs for each applicable fiscal year.

Tabular List [Table Text Block]
Pay vs. Performance tabular list
The table below list our most important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending December 31, 2022. The performa nce
measures included in this tabl
e are not r
anked by relative importance.

PERFORMANCE MEASURE

(1) Adjusted Property EBITDAR

(2) Market Share of Gross Gaming Revenues

(3) Achievement of Forbes Five-Star awards

Total Shareholder Return Amount	$ 59.91	61.77	81.96
Peer Group Total Shareholder Return Amount	58.28	78.17	89.66
Net Income (Loss)	$ (423,856,000)	$ (755,786,000)	$ (2,067,245,000)
Company Selected Measure Amount	725,387,000	569,441,000	(324,305,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Property EBITDAR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Market Share of Gross Gaming Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of Forbes Five-Star awards
Craig S. Billings [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,229,087	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,644,349	0	0
PEO Name	Mr. Billings
Base Salary for NEO	$ 1,752,115	1,140,000
Matt Maddox [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	7,830,157	12,928,747	24,571,980
PEO Actually Paid Compensation Amount	$ (698,593)	$ 7,935,501	$ 7,387,812
PEO Name	Mr. Maddox	Mr. Maddox	Mr. Maddox
Julie M. Cameron Doe [Member]
Pay vs Performance Disclosure [Table]
Base Salary for NEO	$ 628,846	$ 0
Ellen F. Whittemore [Member]
Pay vs Performance Disclosure [Table]
Base Salary for NEO	896,538	700,000
PEO [Member] | Craig S. Billings [Member] | Change in Fair Value of Equity Awards at Either the Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,584,738)
PEO [Member] | Matt Maddox [Member] | Change in Fair Value of Equity Awards at the Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,111,462)
PEO [Member] | Matt Maddox [Member] | Forfeiture of Previously Granted Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,417,288)
PEO [Member] | Matt Maddox [Member] | Change in Fair Value of Equity Awards at Either the Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,993,246)	$ (10,816,043)
PEO [Member] | Matt Maddox [Member] | Reversal of Compensation Actually Paid Related to the Forfeiture [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,368,125)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards at Either the Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(80,116)	$ 460,784	$ (953,994)
Non-PEO NEO [Member] | Reversal of Compensation Actually Paid Related to the Forfeiture [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (23,896)